CALVERT BALANCED PORTFOLIO
CALVERT EQUITY PORTFOLIO
CALVERT LARGE CAP CORE PORTFOLIO
CALVERT INTERNATIONAL EQUITY FUND
Supplement to
Calvert Equity and Asset Allocation Funds Prospectus (Class A, B, C and Y)
dated January 31, 2015
Calvert Equity Funds Prospectus (Class I)
dated January 31, 2015
Date of Supplement: October 1, 2015
Effective immediately, Calvert Balanced Portfolio, Calvert Equity Portfolio, Calvert Large Cap Core Portfolio and Calvert International Equity Fund (each a “Fund”) have adopted the Calvert Principles for Responsible Investment. Furthermore, effective November 16, 2015, Calvert Balanced Portfolio has approved the addition of certain portfolio managers for the fixed-income assets of the Fund to better reflect a team approach to portfolio management.
Responsible Investment Principles
Effective immediately, each Prospectus is hereby amended as follows:
The last two paragraphs under “Investments, Risks and Performance – Principal Investment Strategies” in the Fund Summary for each Fund is deleted and replaced with the following:
Responsible Investing. In conjunction with Calvert’s financial analysis, Calvert’s comprehensive responsible investment principles guide our investment research processes and decision-making. The principles are applied across industries and to specific companies in order to inform our view of risk and opportunity factors that may affect investment performance.
Under "Investments, Risks and Performance – Principal Risks” in the Fund Summary for each Fund, delete “Sustainable and Socially Responsible Investing Risk" and insert the following:
Responsible Investing Risk. Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that invest in a broader array of investments. The application of responsible investment principles may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance, depending on whether such sectors or investments are in or out of favor in the market.
Immediately below the heading "About Sustainable and Socially Responsible Investing," insert the following:
Calvert Principles for Responsible Investment
(Calvert Balanced Portfolio, Calvert Equity Portfolio, Calvert Large Cap Core Portfolio and Calvert International Equity Fund)
We believe that most corporations deliver a net benefit to society, through their products and services, creation of jobs and the sum of their behaviors. As a responsible investor, Calvert seeks to invest in companies that provide positive leadership in the areas of their business operations and overall activities that are material to improving societal outcomes, including those that will affect future generations.
Calvert seeks to invest in companies that balance the needs of financial and non-financial stakeholders and demonstrate a commitment to the global commons as well as to the rights of individuals and communities.

Calvert’s passive indices seek to include companies based on the following Principles. Calvert's active investment strategies give priority to the Principles and seek superior risk adjusted financial returns relative to market benchmarks.
Our stewardship on behalf of our clients extends to active engagement with companies held in our portfolios consistent with our proxy voting guidelines.
Advance Environmental Sustainability and Resource Efficiency

•	Reduce the negative impact of business operations on the environment

•	Manage water scarcity and ensure efficient and equitable access to clean sources

•	Mitigate impact on all types of natural capital

•	Diminish climate-related risks and reduce their carbon emissions

•	Drive sustainability innovation and resource efficiency through business operations and products and services
Contribute to Equitable Societies and Respect Human Rights

•	Respect consumers by marketing products and services in a fair and ethical manner, maintaining integrity in customer relations and ensuring the security of sensitive consumer data

•	Respect human rights, respect culture and tradition in local communities and economies and respect Indigenous Peoples’ Rights

•	Promote diversity and gender equity across workplaces, marketplaces and communities

•	Demonstrate a commitment to employees by ensuring development, communication, appropriate economic opportunity and decent workplace standards

•	Save lives by guaranteeing product safety while promoting public health
Accountable Governance and Build Transparency

•	Provide responsible stewardship of capital in shareholders’ best interests

•	Exhibit accountable governance and develop effective boards that reflect expertise and diversity of perspective and provide oversight of sustainability risk and opportunity

•	Integrate environmental and social risks, impacts and performance in material financial disclosures in order to inform shareholders, benefit stakeholders and contribute to company strategy

•	Lift ethical standards in all operations, including in dealings with customers, regulators and business partners

•	Demonstrate transparency and accountability in addressing adverse events and controversies while minimizing risks and building trust
Calvert’s commitment to these Principles signifies continuing focus on companies with superior corporate responsibility and sustainability. The application of the Principles generally precludes investments in companies that:

•
Demonstrate poor environmental performance or compliance records, contribute significantly to local or global environmental problems, or include risks related to the operation of nuclear power facilities.

•	Are the subjects of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.

•
Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by governments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.

•	Exhibit a pattern and practice of violating the rights and protections of Indigenous Peoples.

•	Demonstrate poor corporate governance or engage in harmful or unethical business practices.

•	Manufacture tobacco products.

•	Have significant and direct involvement in the manufacture of alcoholic beverages or gambling operations.

•	Manufacture or sell firearms and/or ammunition.

•
Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manufacture, design, or sell inherently offensive weapons, as defined by the Treaty on

Conventional Armed Forces in Europe and the U.N. Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.

•	Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.

•
Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, protection of Indigenous Peoples’ rights, the interests of organic farmers and the interests of developing countries generally.

Remove Calvert Balanced Portfolio, Calvert Equity Portfolio, Calvert Large Cap Core Portfolio and Calvert International Equity Fund from the list of funds that appears directly under "About Sustainable and Socially Responsible Investing – Calvert Signature Strategies.”
Addition of Calvert Portfolio Managers for Calvert Balanced Portfolio
Effective November 16, 2015, each Prospectus is hereby amended as follows:
The table under “Portfolio Management – Fixed-Income Investments” in the Fund Summary for Calvert Balanced Portfolio is revised and restated as follows:
Fixed-Income Investments:

Portfolio Manager Name	Title	Length of Time Managing Fund
Catherine P. Roy, CFA	Senior Vice President, Chief Investment Officer - Fixed Income	Since November 2015
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Matthew Duch	Vice President, Portfolio Manager	Since September 2011
Mauricio Agudelo	Portfolio Manager	Since November 2015
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
The table under “Management of Fund Investments – More Information About the Advisor, Subadvisors and Portfolio Managers – Calvert Balanced Portfolio – Fixed-Income Investments of Calvert Balanced Portfolio” is revised and restated as follows:
Calvert Investment Management, Inc.
See “About Calvert” above.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Catherine P. Roy, CFA
Ms. Roy has been Senior Vice President, Chief Investment Officer – Fixed Income for Calvert and a member of the Calvert Taxable Fixed Income Team since 2004. She also serves as head of the Calvert Fixed Income Strategy Committee.
Co-Portfolio Manager
Vishal Khanduja, CFA
Mr. Khanduja has been a member of the Calvert Taxable Fixed Income Team since July 2012. He also serves on the Calvert Fixed Income Strategy Committee. He previously worked at Columbia Management as Portfolio Manager – Global Rates and Currency Team (2009 - 2012).
Co-Portfolio Manager
Matthew Duch	Mr. Duch has been a Portfolio Manager on the Calvert Taxable Fixed Income Team since 2006 and also serves on the Calvert Fixed Income Strategy Committee.	Co-Portfolio Manager
Mauricio Agudelo	Mr. Agudelo has been a member of the Calvert Taxable Fixed Income Team since 2004.	Co-Portfolio Manager
Brian S. Ellis, CFA
Mr. Ellis has been a member of the Calvert Taxable Fixed Income Team since May 2012 as Fixed Income Risk Analyst (Senior Fixed Income Risk Analyst from August 2013 to December 2014) and then Portfolio Manager in January 2015. He also serves on the Calvert Fixed Income Strategy Committee. Prior to May 2012, Mr. Ellis served at Calvert as a Business Analyst.
Co-Portfolio Manager

3